Finance Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Finance Receivables	Finance Receivables
Finance receivables at fair value: The components of installment finance receivables at fair value as of December 31, 2021 were as follows (in thousands):

Unpaid principal balance of finance receivables - accrual	$307,059
Unpaid principal balance of finance receivables - non-accrual	25,185
Unpaid principal balance of finance receivables	$332,244

Finance receivables at fair value - accrual	$369,576
Finance receivables at fair value - non-accrual	3,677
Finance receivables at fair value, excluding accrued interest and fees receivable	373,253
Accrued interest and fees receivable	10,637
Finance receivables at fair value	$383,890

Difference between unpaid principal balance and fair value	$41,009

The Company’s policy is to discontinue and reverse the accrual of interest income on installment finances receivables at the earlier of 60 days past due on a recency basis or 90 days past due on a contractual basis. As of December 31, 2021, the aggregate unpaid principal balance and fair value of installment finance receivables 90 days or more past due was $10.5 million and $1.5 million, respectively.
Changes in the fair value of installment finance receivables at fair value for the year ended December 31, 2021 were as follows (in thousands):

Balance at the beginning of the period	$289,166
Originations of principal	581,412
Repayments of principal and recoveries	(401,638)
Accrued interest and fees receivable	2,727
Charge-offs, net (1)	(103,385)
Adjustment to fair value	(1,817)
Net change in fair value (1)	17,425
Balance at the end of the period	$383,890

(1) Included in "Change in fair value of finance receivables" in the Consolidated Statements of Operations.

Finance receivables at amortized cost, net: Prior to January 1, 2021, the Company carried all finance receivables at amortized cost, including accrued interest and fees, unamortized loan origination costs, and allowance for credit losses. On January 1, 2021, the Company elected the fair value option for its installment finance receivables. The Company did not elect the fair value option for its SalaryTap and OppFi Card finance receivables, which are carried at amortized cost.

The components of finance receivables carried at amortized cost were as follows (in thousands):

	December 31,
	2021	2020
Finance receivables	$5,285	$255,943
Accrued interest and fees	24	7,910
Unearned annual fee income	(286)	—
Unamortized loan origination costs	—	13,421
Allowance for credit losses	(803)	(55,031)
Finance receivables at amortized cost, net	$4,220	$222,243

Changes in the allowance for credit losses on finance receivables for the years ended December 31 were as follows (in thousands):

	2021	2020	2019
Beginning balance	$55,031	$53,146	$27,117
Effects of adopting fair value option	(55,031)	—	—
Provisions for credit losses on finance receivables	929	81,619	99,389
Finance receivables charged off	(126)	(90,174)	(78,882)
Recoveries of charge offs	—	10,440	5,522
Ending balance	$803	$55,031	$53,146
Changes in the reserve for repurchase liability for third-party lender losses were as follows for the years ended December 31 (in thousands):

	2021	2020	2019
Beginning balance	$4,241	$4,978	$4,983
Effects of adopting fair value option	(4,241)	—	—
Provision for repurchase liabilities	—	9,168	14,865
Finance receivables charged off	—	(10,755)	(15,581)
Recoveries of charge offs	—	850	711
Ending balance	$—	$4,241	$4,978

The Company released the reserve for repurchase liability for third-party lender losses on January 1, 2021 upon election of the fair value option for its installment finance receivables. As such, there was no reserve for repurchase liability for third-party losses as of January 1, 2021 and thereafter.

The following is an assessment of the credit quality of finance receivables at amortized cost and presents the recency and contractual delinquency of the finance receivable portfolio as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021		December 31, 2020
	Recency delinquency	Contractual delinquency	Recency delinquency	Contractual delinquency
Current	$5,016	$4,993	$240,623	$220,438
Delinquency
30-59 days	152	171	7,760	12,574
60-89 days	102	104	7,560	9,852
90+ days	15	17	—	13,079
Total delinquency	269	292	15,320	35,505
Finance receivables	$5,285	$5,285	$255,943	$255,943

In accordance with the Company’s income recognition policy, finance receivables in non-accrual status as of December 31, 2021 and 2020 was $0.1 million and $19.3 million, respectively. There were no finance receivables guaranteed by the Company under the CSO Program which were greater than 90 days past due as of December 31, 2021 and 2020, which had not already been repurchased by the Company and included in the totals above.